Quarterly Report
January 31, 2021
MFS®  Commodity Strategy Fund
CMS-Q1

Portfolio of Investments
1/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 69.4%
Aerospace – 0.5%
Boeing Co., 2.3%, 8/01/2021	$2,524,000	$2,547,312
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	1,422,000	1,586,257
Raytheon Technologies Corp., 3.65%, 8/16/2023	95,000	102,127
		$4,235,696
Asset-Backed & Securitized – 15.2%
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 1.823% (LIBOR - 3mo. + 1.6%), 10/21/2028 (n)	$252,269	$252,667
ALM Loan Funding, CLO, 2015-16A, “BR2”, FLR, 2.141% (LIBOR - 3mo. + 1.9%), 7/15/2027 (n)	1,497,569	1,493,825
AmeriCredit Automobile Receivables Trust, 2020-1, “C”, 1.59%, 10/20/2025	678,000	691,014
Arbor Realty Trust, Inc., CLO, 2019-FL1, “A”, FLR, 1.276% (LIBOR - 1mo. + 1.15%), 5/15/2037 (n)	2,110,500	2,110,500
AREIT CRE Trust, 2019-CRE3, “AS”, FLR, 1.426% (LIBOR - 1mo. + 1.3%), 9/14/2036 (n)	613,500	611,199
AREIT CRE Trust, 2019-CRE3, “B”, FLR, 1.676% (LIBOR - 1mo. + 1.55%), 9/14/2036 (n)	303,000	300,349
AREIT CRE Trust, 2019-CRE3, “C”, FLR, 2.026% (LIBOR - 1mo. + 1.9%), 9/14/2036 (n)	250,500	247,995
Avery Point CLO Ltd., 2014-1A, “CR”, FLR, 2.567% (LIBOR - 3mo. + 2.35%), 4/25/2026 (n)	1,150,000	1,151,751
Avis Budget Rental Car Funding LLC, 2019-1A, “A”, 3.45%, 3/20/2023 (n)	2,690,000	2,759,453
Ballyrock Ltd., CLO, 2018-1A, “A2”, FLR, 1.824% (LIBOR - 3mo. + 1.6%), 4/20/2031 (n)	1,368,365	1,355,444
Ballyrock Ltd., CLO, 2018-1A, “B”, FLR, 2.124% (LIBOR - 3mo. + 1.9%), 4/20/2031 (n)	579,877	567,813
Bancorp Commercial Mortgage Trust, 2018-CRE3, “B”, FLR, 1.676% (LIBOR - 1mo. + 1.55%), 1/15/2033 (n)	1,177,240	1,171,262
Bancorp Commercial Mortgage Trust, 2018-CRE4, “AS”, FLR, 1.226% (LIBOR - 1mo. + 1.1%), 9/15/2035 (n)	639,527	637,946
Bancorp Commercial Mortgage Trust, 2019-CRE5, “A”, FLR, 1.126% (LIBOR - 1mo. + 1%), 3/15/2036 (n)	702,515	702,091
Bancorp Commercial Mortgage Trust, 2019-CRE5, “AS”, FLR, 1.477% (LIBOR - 1mo. + 1.35%), 3/15/2036 (n)	1,181,173	1,180,460
Bancorp Commercial Mortgage Trust, 2019-CRE5, “B”, FLR, 1.626% (LIBOR - 1mo. + 1.5%), 3/15/2036 (n)	1,635,470	1,635,469
Bancorp Commercial Mortgage Trust, 2019-CRE6, “AS”, FLR, 1.426% (LIBOR - 1mo. + 1.3%), 9/15/2036 (n)	1,360,019	1,360,018
Bancorp Commercial Mortgage Trust, 2019-CRE6, “B”, FLR, 1.676% (LIBOR - 1mo. + 1.55%), 9/15/2036 (n)	1,713,302	1,713,301
Barclays Commercial Mortgage Securities LLC, 2018-C2, “XA”, 0.768%, 12/15/2051 (i)(n)	19,563,412	974,395
BSPRT Ltd., 2018-FL4, “A”, FLR, 2.226% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)	1,813,000	1,781,272
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	521,505	529,299
BXMT Ltd., 2020-FL2, “B”, FLR, 1.526% (LIBOR - 1mo. + 1.4%), 2/16/2037 (n)	1,492,000	1,490,135
BXMT Ltd., 2020-FL2, “A”, FLR, 1.026% (LIBOR - 1mo. + 0.9%), 2/16/2037 (n)	2,317,500	2,314,603
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	568,434	584,067
CD Commercial Mortgage Trust, 2017-CD4, “XA”, 1.29%, 5/10/2050 (i)	11,831,727	680,869
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	380,127	389,637
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	120,319	122,383
Chesapeake Funding II LLC, 2017-2A, “B”, 2.81%, 5/15/2029 (n)	832,000	833,439
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 5/15/2029 (n)	372,000	373,449
Chesapeake Funding II LLC, 2017-3A, “B”, 2.57%, 8/15/2029 (n)	536,000	537,734
Chesapeake Funding II LLC, 2017-4A, “B”, 2.59%, 11/15/2029 (n)	578,000	583,955
Chesapeake Funding II LLC, 2017-4A, “C”, 2.76%, 11/15/2029 (n)	709,000	717,724
Commercial Mortgage Pass-Through Certificates, 2019-BN24,“XA”, 0.647%, 11/15/2062 (i)	9,124,869	452,350
Commercial Mortgage Pass-Through Certificates, 2021-BN31,“XA”, 1.34%, 2/15/2054 (i)	11,172,888	1,209,487
Cutwater Ltd., 2014-1A, “A2R”, FLR, 1.941% (LIBOR - 3mo. + 1.7%), 7/15/2026 (n)	2,250,000	2,248,585
Cutwater Ltd., 2015-1A, “AR”, FLR, 1.461% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	2,058,371	2,056,446
Dell Equipment Finance Trust, 2018-2, “B”, 3.55%, 10/22/2023 (n)	1,616,000	1,639,119
Dell Equipment Finance Trust, 2020-1, “A2”, 2.26%, 6/22/2022 (n)	767,000	775,164
DT Auto Owner Trust, 2017-2A, “D”, 3.89%, 1/15/2023 (n)	48,416	48,483
DT Auto Owner Trust, 2017-3A, “D”, 3.58%, 5/15/2023 (n)	352,676	354,101
DT Auto Owner Trust, 2018-2A, “C”, 3.67%, 3/15/2024 (n)	94,828	95,084
Exantas Capital Corp. CLO Ltd., 2019-RS07, “B”, FLR, 1.826% (LIBOR - 1mo. + 1.7%), 4/15/2036 (n)	1,788,500	1,784,029
Exeter Automobile Receivables Trust, 2019-3A, “C”, 2.79%, 5/15/2024 (n)	2,205,000	2,251,832
Exeter Automobile Receivables Trust, 2020-1, 2.26%, 4/15/2024 (n)	375,000	379,303
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	510,000	522,433
Figueroa CLO Ltd., 2014-1A, “BR”, FLR, 1.741% (LIBOR - 3mo. + 1.5%), 1/15/2027 (n)	2,050,000	2,056,865
Flagship CLO, 2014-8A, “BRR”, FLR, 1.623% (LIBOR - 3mo. + 1.4%), 1/16/2026 (n)	1,598,837	1,602,431
Fort CRE LLC, 2018-1A, “A1”, FLR, 1.475% (LIBOR - 1mo. + 1.35%), 11/16/2035 (n)	2,119,804	2,120,906
General Motors, 2019-1, “B”, 2.86%, 4/15/2024 (n)	1,172,000	1,202,523
General Motors, 2019-1, “C”, 3.06%, 4/15/2024 (n)	902,000	924,346

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
GLS Auto Receivables Trust, 2020-1A, “A”, 2.17%, 2/15/2024 (n)	$506,450	$511,361
GM Financial Automobile Leasing Trust, 2020-1, “B”, 1.84%, 12/20/2023	633,000	644,574
GM Financial Automobile Leasing Trust, 2020-1, “C”, 2.04%, 12/20/2023	464,000	472,097
Grand Avenue CRE Ltd., 2019-FL1, “A”, FLR, 1.246% (LIBOR - 1mo. + 1.12%), 6/15/2037 (n)	1,272,178	1,271,383
Granite Point Mortgage Trust, Inc., 2018-FL1, “A” FLR, 1.028% (LIBOR - 1mo. + 0.9%), 11/21/2035 (n)	370,570	369,412
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.033%, 5/10/2050 (i)	10,883,913	598,238
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.12%, 8/10/2050 (i)	11,327,653	622,607
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.131%, 5/12/2053 (i)	8,657,602	781,548
Hertz Fleet Lease Funding LP, 2017-1, “A2”, 2.13%, 4/10/2031 (n)	214,604	215,300
Hertz Fleet Lease Funding LP, 2018-1, “B”, 3.64%, 5/10/2032 (n)	862,000	871,125
Hertz Fleet Lease Funding LP, 2018-1, “C”, 3.77%, 5/10/2032 (n)	495,000	499,397
Invitation Homes Trust, 2018-SFR1, “B”, FLR, 1.079% (LIBOR - 1mo. + 0.95%), 3/17/2037 (n)	953,000	951,059
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 0.979% (LIBOR - 1mo. + 0.85%), 12/17/2036 (n)	1,571,444	1,571,444
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 1.026% (LIBOR - 1mo. + 0.9%), 6/17/2037 (n)	3,073,295	3,075,222
JPMorgan Chase Commercial Mortgage Securities Corp., 1.053%, 9/15/2050 (i)	12,838,137	628,029
KKR Real Estate Financial Trust, Inc., 2018-FL1, “C”, FLR, 2.126% (LIBOR - 1mo. + 2%), 6/15/2036 (n)	1,177,500	1,174,556
LoanCore Ltd., 2018-CRE1, “AS”, FLR, 1.626% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	1,731,000	1,731,000
LoanCore Ltd., 2018-CRE1, “C”, FLR, 2.676% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	577,000	573,935
LoanCore Ltd., 2019-CRE3, “A”, FLR, 1.176% (LIBOR - 1mo. + 1.05%), 4/15/2034 (n)	1,209,234	1,207,722
LoanCore Ltd., 2019-CRE3, “AS”, FLR, 1.496% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	1,982,165	1,977,210
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 1.141% (LIBOR - 3mo. + 0.9%), 4/15/2028 (n)	879,237	878,138
Loomis, Sayles & Co., CLO, 2015-2A, “A2R”, FLR, 1.641% (LIBOR - 3mo. + 1.4%), 4/15/2028 (n)	2,652,449	2,645,818
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 1.723% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	2,174,539	2,181,987
Magnetite CLO Ltd., 2015-16A, “BR”, FLR, 1.423% (LIBOR - 3mo. + 1.2%), 1/18/2028 (n)	2,590,000	2,579,099
Man GLG U.S. CLO Ltd., 2018-2A, “BR”, FLR, 2.691% (LIBOR - 3mo. + 2.45%), 10/15/2028	2,019,578	2,022,288
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 1.26% (LIBOR - 1mo. + 1.13%), 12/25/2034 (n)	1,034,973	1,036,267
MF1 CLO Ltd., 2019-FL2, “AS”, FLR, 1.56% (LIBOR - 1mo. + 1.43%), 12/25/2034 (n)	1,316,000	1,315,591
MF1 Ltd., 2020-FL3, “B”, FLR, 3.876% (LIBOR - 1mo. + 3.75%), 7/15/2035 (z)	205,000	209,100
MF1 Ltd., 2020-FL3, “C”, FLR, 4.626% (LIBOR - 1mo. + 4.5%), 7/15/2035 (z)	293,000	299,593
MF1 Multi-Family Housing Mortgage Loan Trust, 2020-FL4, “B”, FLR, 2.877% (LIBOR - 1mo. + 2.75%), 11/15/2035 (n)	2,437,000	2,452,780
Morgan Stanley Bank of America Merrill Lynch Trust, 2.655%, 2/15/2046	1,340,428	1,371,206
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.396%, 5/15/2050 (i)	11,588,811	638,764
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.417%, 6/15/2050 (i)	4,595,516	273,048
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.859%, 12/15/2051 (i)	16,335,192	885,145
Mountain Hawk CLO Ltd., 2013-2A, “BR”, FLR, 1.824% (LIBOR - 3mo. + 1.6%), 7/20/2024 (n)	73,906	73,899
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FLR, 2.023% (LIBOR - 3mo. + 1.8%), 4/18/2025 (n)	2,325,000	2,331,668
Nationstar HECM Loan Trust, 2019-1A, “A”, 2.651%, 6/25/2029 (n)	273,175	273,644
Navistar Financial Dealer Note Master Owner Trust, 2019-1, “C”, FLR, 1.08% (LIBOR - 1mo. + 0.95%), 5/25/2024 (n)	397,000	397,138
Navistar Financial Dealer Note Master Owner Trust, 2020-1, “A”, FLR, 1.08% (LIBOR - 1mo. + 0.95%), 7/25/2025 (n)	391,000	393,712
Navistar Financial Dealer Note Master Owner Trust, 2020-1, “B”, FLR, 1.48% (LIBOR - 1mo. + 1.35%), 7/25/2025 (n)	359,000	362,293
Navistar Financial Dealer Note Master Owner Trust, 2020-1, “C”, FLR, 2.28% (LIBOR - 1mo. + 2.15%), 7/25/2025 (n)	297,000	300,222
Neuberger Berman CLO Ltd., 2015-20A, “BR”, 1.491%, 1/15/2028 (n)	2,729,000	2,706,946
Neuberger Berman CLO Ltd., 2016-21A, “CR”, FLR, 1.824% (LIBOR - 3mo. + 1.6%), 4/20/2027 (n)	1,515,565	1,515,357
NextGear Floorplan Master Owner Trust, 2019-2A, “A2”, 2.07%, 10/15/2024 (n)	1,026,000	1,056,243
OCP CLO Ltd., 2015-10A, “A2R”, FLR, 1.515% (LIBOR - 3mo. + 1.3%), 10/26/2027 (n)	2,211,957	2,214,182
OneMain Financial Issuance Trust, 2020-1A, “A”, 3.84%, 5/14/2032 (n)	1,759,649	1,861,007
Oscar U.S. Funding Trust, 2018-2A, “A3”, 3.39%, 9/12/2022 (n)	392,559	395,654
PFS Financing Corp., 2019-B, “A”, FLR, 0.676% (LIBOR - 1mo. + 0.55%), 9/15/2023 (n)	1,972,000	1,974,571
Securitized Term Auto Receivable Trust, 2019-CRTA, “B”, 2.453%, 3/25/2026 (n)	243,322	248,041
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	312,373	319,650
Shackleton CLO Ltd., 2013-4RA, “B”, FLR, 2.124% (LIBOR - 3mo. + 1.9%), 4/13/2031 (n)	722,762	702,504
Shelter Growth CRE, 2019-FL2, “A”, FLR, 1.226% (LIBOR - 1mo. + 1.1%), 5/15/2036 (n)	2,097,691	2,073,792
Thacher Park CLO Ltd., 2014-1A, “CR”, FLR, 2.424% (LIBOR - 3mo. + 2.2%), 10/20/2026 (n)	1,143,000	1,144,405
TICP CLO Ltd., 2018-3R, “B”, FLR, 1.574% (LIBOR - 3mo. + 1.35%), 4/20/2028 (n)	681,356	681,416
TICP CLO Ltd., 2018-3R, “C”, FLR, 2.024% (LIBOR - 3mo. + 1.8%), 4/20/2028 (n)	1,195,706	1,194,797
TPG Real Estate Finance, 2018-FL2, “AS”, FLR, 1.576% (LIBOR - 1mo. + 1.45%), 11/15/2037 (n)	1,914,000	1,912,804
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.006%, 11/15/2050 (i)	7,866,002	372,833
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 0.993%, 12/15/2051 (i)	7,966,893	502,503

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Veros Auto Receivables Trust, 2020-1, “A”, 1.67%, 9/15/2023 (n)	$610,233	$612,618
		$117,736,947
Automotive – 3.1%
BMW U.S. Capital LLC, 3.1%, 4/12/2021 (n)	$1,639,000	$1,648,164
Ford Motor Credit Co. LLC, 5.75%, 2/01/2021	1,151,000	1,151,000
Ford Motor Credit Co. LLC, 3.087%, 1/09/2023	1,222,000	1,235,503
General Motors Financial Co., 1.7%, 8/18/2023	2,471,000	2,526,997
Harley-Davidson Financial Services, 4.05%, 2/04/2022 (n)	1,251,000	1,294,233
Harley-Davidson Financial Services, FLR, 1.167% (LIBOR - 3mo. + 0.94%), 3/02/2021 (n)	1,473,000	1,473,844
Hyundai Capital America, 2.85%, 11/01/2022 (n)	1,427,000	1,477,081
Hyundai Capital America, 2.375%, 2/10/2023 (n)	723,000	745,293
Hyundai Capital America, 5.75%, 4/06/2023 (n)	2,315,000	2,559,065
Hyundai Capital America, 0.8%, 1/08/2024 (n)	274,000	273,115
Hyundai Capital America, 5.875%, 4/07/2025 (n)	2,322,000	2,749,310
Toyota Motor Credit Corp., 3%, 4/01/2025	2,080,000	2,272,952
Volkswagen Group of America Finance LLC, 4%, 11/12/2021 (n)	977,000	1,004,612
Volkswagen Group of America Finance LLC, 2.9%, 5/13/2022 (n)	600,000	618,409
Volkswagen Group of America Finance LLC, 3.125%, 5/12/2023 (n)	251,000	264,945
Volkswagen Group of America Finance LLC, 2.85%, 9/26/2024 (n)	1,078,000	1,152,657
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	231,000	252,957
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025 (n)	1,559,000	1,567,684
		$24,267,821
Broadcasting – 0.1%
Fox Corp., 3.666%, 1/25/2022	$648,000	$668,679
Brokerage & Asset Managers – 1.5%
E*TRADE Financial Corp., 2.95%, 8/24/2022	$3,674,000	$3,808,720
NASDAQ, Inc., 0.445%, 12/21/2022	1,200,000	1,201,072
National Securities Clearing Corp., 1.2%, 4/23/2023 (n)	600,000	611,450
National Securities Clearing Corp., 0.4%, 12/07/2023 (n)	1,974,000	1,976,067
National Securities Clearing Corp., 1.5%, 4/23/2025 (n)	250,000	257,839
National Securities Clearing Corp., 0.75%, 12/07/2025 (n)	3,942,000	3,933,464
		$11,788,612
Business Services – 0.3%
Equinix, Inc., 1.25%, 7/15/2025	$625,000	$631,778
Tencent Holdings Ltd., 1.81%, 1/26/2026 (n)	1,551,000	1,571,101
		$2,202,879
Cable TV – 0.3%
SES S.A., 3.6%, 4/04/2023 (n)	$2,416,000	$2,559,355
Computer Software – 0.3%
Dell International LLC/EMC Corp., 4%, 7/15/2024 (n)	$1,285,000	$1,411,372
Dell International LLC/EMC Corp., 5.85%, 7/15/2025 (n)	471,000	559,132
Infor, Inc., 1.45%, 7/15/2023 (n)	250,000	254,463
		$2,224,967
Computer Software - Systems – 0.2%
Apple, Inc., 1.7%, 9/11/2022	$1,188,000	$1,215,456
Conglomerates – 0.8%
Carrier Global Corp., 2.242%, 2/15/2025	$2,283,000	$2,399,015
Roper Technologies, Inc., 2.8%, 12/15/2021	1,383,000	1,409,652
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	2,317,000	2,547,779
		$6,356,446

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – 0.3%
Reckitt Benckiser Treasury Services PLC, 2.375%, 6/24/2022 (n)	$2,213,000	$2,270,888
Consumer Services – 0.2%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$1,506,000	$1,575,479
Booking Holdings, Inc., 4.1%, 4/13/2025	244,000	275,279
		$1,850,758
Containers – 0.4%
Berry Global, Inc., 0.95%, 2/15/2024 (n)	$693,000	$694,650
Berry Global, Inc., 1.57%, 1/15/2026 (n)	2,365,000	2,378,303
		$3,072,953
Electronics – 0.4%
Broadcom, Inc., 4.7%, 4/15/2025	$690,000	$785,619
Broadcom, Inc., 3.15%, 11/15/2025	625,000	678,287
Microchip Technology, Inc., 3.922%, 6/01/2021	1,208,000	1,221,954
		$2,685,860
Emerging Market Quasi-Sovereign – 0.6%
Bharat Petroleum Corp. Ltd., 4.625%, 10/25/2022	$1,716,000	$1,788,585
Indian Oil Corp. Ltd., 5.75%, 8/01/2023	858,000	940,548
Sinopec Group Overseas Development (2018) Ltd. (People's Republic of China), 1.45%, 1/08/2026 (n)	1,613,000	1,621,613
		$4,350,746
Emerging Market Sovereign – 0.2%
Emirate of Abu Dhabi, 0.75%, 9/02/2023 (n)	$1,671,000	$1,677,062
Energy - Independent – 0.3%
Pioneer Natural Resources Co., 0.75%, 1/15/2024	$2,417,000	$2,417,531
Energy - Integrated – 1.0%
Cenovus Energy, Inc., 5.375%, 7/15/2025	$871,000	$983,247
Eni S.p.A., 4%, 9/12/2023 (n)	1,723,000	1,869,711
Exxon Mobil Corp., 1.571%, 4/15/2023	983,000	1,009,153
Exxon Mobil Corp., 2.992%, 3/19/2025	2,700,000	2,930,288
Husky Energy, Inc., 3.95%, 4/15/2022	782,000	803,505
Suncor Energy, Inc., 2.8%, 5/15/2023	200,000	209,970
		$7,805,874
Financial Institutions – 1.6%
AerCap Ireland Capital DAC, 4.875%, 1/16/2024	$1,964,000	$2,157,321
AerCap Ireland Capital DAC, 3.15%, 2/15/2024	1,393,000	1,459,557
AerCap Ireland Capital DAC, 6.5%, 7/15/2025	1,435,000	1,697,343
Avolon Holdings Funding Ltd., 3.625%, 5/01/2022 (n)	201,000	205,742
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	1,131,000	1,187,488
Avolon Holdings Funding Ltd., 5.5%, 1/15/2026 (n)	995,000	1,125,043
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	2,801,000	2,744,726
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	858,000	929,176
Century Housing Corp., 3.995%, 11/01/2021	691,000	696,135
		$12,202,531
Food & Beverages – 0.8%
Constellation Brands, Inc., 4.25%, 5/01/2023	$1,510,000	$1,633,356
Diageo Capital PLC, 1.375%, 9/29/2025	836,000	857,989
Mondelez International, Inc., 0.625%, 7/01/2022	3,400,000	3,414,844
		$5,906,189

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Drug Stores – 0.7%
7-Eleven, Inc., 0.625%, 2/10/2023 (n)	$3,173,000	$3,177,022
7-Eleven, Inc., 0.8%, 2/10/2024 (n)	2,380,000	2,383,128
		$5,560,150
Gaming & Lodging – 0.9%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$1,259,000	$1,377,258
Las Vegas Sands Corp., 3.2%, 8/08/2024	1,420,000	1,491,695
Marriott International, Inc., 2.3%, 1/15/2022	2,151,000	2,179,455
Marriott International, Inc., 3.75%, 10/01/2025	509,000	549,638
Sands China Ltd., 3.8%, 1/08/2026 (n)	1,030,000	1,089,204
		$6,687,250
Industrial – 0.1%
Howard University, Washington D.C., 2.638%, 10/01/2021	$96,000	$96,765
Howard University, Washington D.C., 2.738%, 10/01/2022	101,000	103,950
Howard University, Washington D.C., 2.801%, 10/01/2023	111,000	115,254
Howard University, Washington D.C., 2.416%, 10/01/2024	123,000	127,449
Howard University, Washington D.C., 2.516%, 10/01/2025	152,000	157,980
		$601,398
Insurance – 0.7%
AIG Global Funding, 0.8%, 7/07/2023 (n)	$1,522,000	$1,538,146
Equitable Financial Life Insurance Co., 1.4%, 7/07/2025 (n)	1,662,000	1,698,762
Metropolitan Life Global Funding I, 0.4%, 1/07/2024 (n)	2,404,000	2,404,133
		$5,641,041
Insurance - Property & Casualty – 0.3%
Aon PLC, 2.2%, 11/15/2022	$1,193,000	$1,232,649
Marsh & McLennan Cos., Inc., 2.75%, 1/30/2022	1,383,000	1,414,186
		$2,646,835
International Market Quasi-Sovereign – 0.3%
Dexia Credit Local S.A. (Kingdom of Belgium), 1.875%, 9/15/2021 (n)	$2,010,000	$2,030,671
Internet – 0.3%
Baidu, Inc., 3.875%, 9/29/2023	$2,225,000	$2,386,086
Machinery & Tools – 0.6%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$1,931,000	$2,121,015
CNH Industrial Capital LLC, 1.875%, 1/15/2026	497,000	516,360
CNH Industrial N.V., 4.5%, 8/15/2023	1,073,000	1,172,163
Deere & Co., 2.75%, 4/15/2025	437,000	473,583
		$4,283,121
Major Banks – 8.8%
Bank of Montreal, 2.05%, 11/01/2022	$1,694,000	$1,746,797
Barclays PLC, 4.61% to 2/15/2022, FLR (LIBOR - 3mo. + 1.4%) to 2/15/2023	4,665,000	4,858,034
Barclays PLC, 1.007%, 12/10/2024	781,000	783,231
Barclays PLC, 2.852% to 5/07/2025, FLR (LIBOR - 3mo. + 2.452%) to 5/07/2026	759,000	807,669
Credit Agricole, “A”, FLR, 1.654% (LIBOR - 3mo. + 1.43%), 1/10/2022 (n)	750,000	758,899
Credit Suisse Group AG, 3.574%, 1/09/2023 (n)	2,060,000	2,117,963
Credit Suisse Group AG, 4.207% to 6/12/2023, FLR (LIBOR - 3mo. + 1.24%) to 6/12/2024 (n)	410,000	442,705
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR + 0.789%) to 12/09/2026	1,418,000	1,420,566
HSBC Holdings PLC, 3.262% to 3/13/2022, FLR (LIBOR - 3mo. + 1.055%) to 3/13/2023	2,383,000	2,458,819
HSBC Holdings PLC, 3.033% to 11/22/2022, FLR (LIBOR - 3mo. + 0.923%) to 11/22/2023	957,000	1,000,922
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR + 1.929%) to 6/04/2026	928,000	963,013
HSBC Holdings PLC, 1.589% to 5/24/2026, FLR (SOFR + 1.29%) to 5/24/2027	1,060,000	1,072,624
JPMorgan Chase & Co., 3.207% to 4/01/2022, FLR (LIBOR - 3mo. + 0.695%) to 4/01/2023	2,839,000	2,931,150
JPMorgan Chase & Co., 3.375%, 5/01/2023	1,196,000	1,273,692

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
JPMorgan Chase & Co., 3.797% to 7/23/2023, FLR (LIBOR - 3mo. + 0.89%) to 7/23/2024	$1,506,000	$1,625,572
JPMorgan Chase & Co., 1.04%, 2/04/2027	1,903,000	1,900,872
KeyBank N.A., 3.3%, 2/01/2022	772,000	795,229
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021	261,000	261,577
Mitsubishi UFJ Financial Group, Inc., 2.623%, 7/18/2022	2,006,000	2,072,355
Mitsubishi UFJ Financial Group, Inc., 0.848% to 9/15/2023, FLR (CMT - 1yr. + 0.68%) to 9/15/2024	3,125,000	3,147,960
Mizuho Financial Group, 0.849% to 9/08/2023, FLR (LIBOR - 3mo. + 0.61%) to 9/08/2024	2,700,000	2,716,940
NatWest Group PLC, 2.359% to 5/22/2023, FLR (CMT - 1yr. + 2.15%) to 5/22/2024	2,485,000	2,569,483
NatWest Group PLC, 4.269% to 3/22/2024, FLR (LIBOR - 3mo. + 1.762%) to 3/22/2025	1,282,000	1,412,326
NatWest Markets PLC, 3.625%, 9/29/2022 (n)	2,300,000	2,419,345
Royal Bank of Canada, 0.5%, 10/26/2023	3,500,000	3,510,631
Standard Chartered PLC, 1.319% to 10/14/2022, FLR (CMT - 1yr. + 1.17%) to 10/14/2023 (n)	1,375,000	1,389,520
Standard Chartered PLC, 0.991% to 1/12/2024, FLR (CMT - 1yr. + 0.78%) to 1/12/2025 (n)	2,411,000	2,412,091
State Street Corp., 2.825% to 3/30/2022, FLR (SOFR + 2.69%) to 3/30/2023	483,000	496,973
State Street Corp., 2.901% to 3/30/2025, FLR (SOFR + 2.6%) to 3/30/2026	250,000	270,805
Sumitomo Mitsui Financial Group, Inc., 0.508%, 1/12/2024	801,000	802,481
Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	1,875,000	1,917,793
Toronto-Dominion Bank, 0.25%, 1/06/2023	1,603,000	1,600,839
Toronto-Dominion Bank, 0.75%, 1/06/2026	1,122,000	1,116,548
UBS Group AG, 3.491%, 5/23/2023 (n)	5,533,000	5,748,908
UBS Group AG, 1.008% to 7/30/2023, FLR (CMT - 1yr. + 0.83%) to 7/30/2024 (n)	1,470,000	1,482,522
UBS Group Funding Ltd., 3%, 4/15/2021 (n)	600,000	603,354
UniCredito Italiano S.p.A., 6.572%, 1/14/2022 (n)	1,297,000	1,364,563
UniCredito Italiano S.p.A., 3.75%, 4/12/2022 (n)	1,116,000	1,152,671
Wells Fargo & Co., 2.164% to 2/11/2025, FLR (LIBOR - 3mo. + 0.75%) to 2/11/2026	2,912,000	3,039,081
		$68,466,523
Medical & Health Technology & Services – 0.5%
Becton, Dickinson and Co., 2.894%, 6/06/2022	$730,000	$752,716
HCA, Inc., 5%, 3/15/2024	2,522,000	2,840,578
		$3,593,294
Medical Equipment – 0.0%
Zimmer Biomet Holdings, Inc., FLR, 0.988% (LIBOR - 3mo. + 0.75%), 3/19/2021	$79,000	$79,011
Metals & Mining – 1.4%
Anglo American Capital PLC, 3.625%, 9/11/2024 (n)	$809,000	$886,358
Anglo American Capital PLC, 5.375%, 4/01/2025 (n)	2,500,000	2,916,463
Glencore Finance (Canada) Ltd., 4.95%, 11/15/2021 (n)	729,000	754,216
Glencore Funding LLC, 3%, 10/27/2022 (n)	610,000	633,363
Glencore Funding LLC, 4.125%, 3/12/2024 (n)	1,280,000	1,403,734
Glencore Funding LLC, 4.625%, 4/29/2024 (n)	791,000	885,233
Glencore Funding LLC, 1.625%, 9/01/2025 (n)	3,000,000	3,068,843
		$10,548,210
Midstream – 1.2%
Energy Transfer Operating Co., 2.9%, 5/15/2025	$788,000	$830,720
Gray Oak Pipeline LLC, 2%, 9/15/2023 (n)	1,624,000	1,650,189
MPLX LP, 3.5%, 12/01/2022	2,416,000	2,538,290
MPLX LP, 3.375%, 3/15/2023	471,000	497,122
Plains All American Pipeline LP, 3.85%, 10/15/2023	750,000	800,828
Western Midstream Operating LP, 3.1%, 2/01/2025	1,209,000	1,252,004
Western Midstream Operating LP, FLR, 2.324% (LIBOR - 3mo. + 0.85%), 1/13/2023	1,727,000	1,700,302
		$9,269,455
Mortgage-Backed – 0.9%
Fannie Mae, 4.5%, 4/01/2024 - 5/01/2025	$123,623	$130,196
Fannie Mae, 3%, 12/01/2031	424,653	460,545
Fannie Mae, 2%, 5/25/2044	846,970	866,508

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.88%, 4/25/2024	$110,401	$2,486
Freddie Mac, 4%, 7/01/2025	111,273	118,294
Freddie Mac, 1.583%, 4/25/2030	6,416,321	810,838
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	3,463,569	3,753,924
Freddie Mac, 2%, 7/15/2042	681,273	704,979
		$6,847,770
Municipals – 1.9%
California Earthquake Authority Rev., “B”, 1.227%, 7/01/2021	$245,000	$246,009
California Earthquake Authority Rev., “B”, 1.327%, 7/01/2022	785,000	796,273
California Earthquake Authority Rev., “B”, 1.477%, 7/01/2023	555,000	568,692
California Municipal Finance Authority Rev. (Century Housing Corp.), 1.486%, 11/01/2022	255,000	257,989
California Municipal Finance Authority Rev. (Century Housing Corp.), 1.605%, 11/01/2023	305,000	310,822
Illinois Sales Tax Securitization Corp., Second Lien, “B”, 2.128%, 1/01/2023	430,000	439,378
Illinois Sales Tax Securitization Corp., Second Lien, “B”, 2.225%, 1/01/2024	1,030,000	1,063,671
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 1.904%, 7/01/2023	115,000	116,870
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.156%, 7/01/2024	320,000	328,704
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.306%, 7/01/2025	250,000	259,295
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.562%, 7/01/2026	315,000	330,274
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev. (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	1,320,000	1,338,850
New Jersey Economic Development Authority Rev. (School Facilities Construction), “HHH”, 3.75%, 9/01/2022 (n)	3,650,000	3,781,656
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	3,058,000	3,014,790
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 2.384%, 6/15/2022	460,000	471,509
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 2.551%, 6/15/2023	475,000	493,387
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 2.631%, 6/15/2024	450,000	471,137
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042	695,000	699,017
		$14,988,323
Oil Services – 0.0%
Halliburton Co., 3.8%, 11/15/2025	$152,000	$170,426
Oils – 0.6%
Marathon Petroleum Corp., 4.75%, 12/15/2023	$1,684,000	$1,861,939
Phillips 66, FLR, 0.833% (LIBOR - 3mo. + 0.6%), 2/26/2021	839,000	839,168
Valero Energy Corp., 1.2%, 3/15/2024	1,400,000	1,408,997
Valero Energy Corp., 2.85%, 4/15/2025	773,000	820,349
		$4,930,453
Other Banks & Diversified Financials – 2.8%
American Express Co., 3.7%, 11/05/2021	$1,307,000	$1,337,458
Banque Federative du Credit Mutuel, 0.65%, 2/27/2024 (n)	3,117,000	3,116,682
BBVA USA, 3.5%, 6/11/2021	1,498,000	1,511,410
BBVA USA, 2.875%, 6/29/2022	2,542,000	2,624,687
BBVA USA Bancshares, Inc., 2.5%, 8/27/2024	1,122,000	1,192,558
Groupe BPCE S.A., 4%, 9/12/2023 (n)	1,193,000	1,295,665
Groupe BPCE S.A., FLR, 1.459% (LIBOR - 3mo. + 1.24%), 9/12/2023 (n)	1,193,000	1,218,664
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR + 1.069%) to 1/12/2027 (n)	2,132,000	2,143,595
National Bank of Canada, 2.15%, 10/07/2022 (n)	1,305,000	1,342,632
National Bank of Canada, 0.9% to 8/15/2022, FLR (CMT - 1yr. + 0.77%) to 8/15/2023	1,723,000	1,735,614
National Bank of Canada, 0.55%, 11/15/2024	1,562,000	1,562,492
SunTrust Banks, Inc., 2.8%, 5/17/2022	1,884,000	1,941,809
UBS AG, 1.75%, 4/21/2022 (n)	395,000	401,650
		$21,424,916
Personal Computers & Peripherals – 0.0%
Equifax, Inc., 2.6%, 12/15/2025	$223,000	$239,149

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – 1.4%
AbbVie, Inc., 2.15%, 11/19/2021	$1,193,000	$1,210,067
AbbVie, Inc., 3.45%, 3/15/2022	2,322,000	2,389,329
Bristol-Myers Squibb Co., 2.75%, 2/15/2023 (n)	1,103,000	1,154,542
Bristol-Myers Squibb Co., 0.537%, 11/13/2023	1,543,000	1,546,109
Bristol-Myers Squibb Co., FLR, 0.601% (LIBOR - 3mo. + 0.38%), 5/16/2022 (n)	421,000	422,537
Royalty Pharma PLC, 0.75%, 9/02/2023 (n)	2,468,000	2,477,650
Viatris, Inc., 1.125%, 6/22/2022 (n)	1,763,000	1,778,840
		$10,979,074
Port Revenue – 0.2%
Port Authority of NY & NJ, “AAA”, 1.086%, 7/01/2023	$1,635,000	$1,661,978
Real Estate - Office – 0.2%
Corporate Office Property LP, 2.25%, 3/15/2026	$1,172,000	$1,216,610
Retailers – 0.1%
Alimentation Couche-Tard, Inc., 2.7%, 7/26/2022 (n)	$566,000	$583,393
Macy's Retail Holdings, Inc., 3.875%, 1/15/2022	324,000	324,810
		$908,203
Specialty Stores – 0.3%
Ross Stores, Inc., 0.875%, 4/15/2026	$1,034,000	$1,028,765
TJX Cos., Inc., 3.5%, 4/15/2025	1,080,000	1,198,780
		$2,227,545
Telecommunications - Wireless – 0.8%
American Tower Corp., REIT, 2.25%, 1/15/2022	$2,250,000	$2,290,261
Crown Castle International Corp., 3.15%, 7/15/2023	680,000	721,883
Crown Castle International Corp., 1.35%, 7/15/2025	546,000	554,568
T-Mobile USA, Inc., 3.5%, 4/15/2025 (n)	2,676,000	2,933,419
		$6,500,131
Tobacco – 0.4%
B.A.T. Capital Corp., 3.222%, 8/15/2024	$1,631,000	$1,759,678
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	755,000	785,168
Philip Morris International, Inc., 1.125%, 5/01/2023	805,000	818,545
		$3,363,391
Transportation - Services – 0.7%
Adani Ports & Special Economic Zone Ltd., 3.95%, 1/19/2022	$2,605,000	$2,681,847
ERAC USA Finance LLC, 2.7%, 11/01/2023 (n)	1,087,000	1,145,583
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	762,000	848,099
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	762,000	854,437
		$5,529,966
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 2.25%, 7/01/2021	$19,618	$19,775
U.S. Treasury Obligations – 12.8%
U.S. Treasury Notes, 2.625%, 12/15/2021	$27,750,000	$28,357,031
U.S. Treasury Notes, 1.875%, 4/30/2022	2,871,000	2,933,915
U.S. Treasury Notes, 0.125%, 6/30/2022	22,900,000	22,905,368
U.S. Treasury Notes, 0.125%, 10/15/2023	20,000,000	19,978,906
U.S. Treasury Notes, 1.5%, 11/30/2024	23,730,000	24,819,170
		$98,994,390

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – 2.4%
Emera U.S. Finance LP, 2.7%, 6/15/2021	$468,000	$471,224
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	2,820,000	2,907,012
FirstEnergy Corp., 4.25%, 3/15/2023	1,635,000	1,719,285
FirstEnergy Corp., 2.05%, 3/01/2025	1,344,000	1,340,640
FirstEnergy Corp., 1.6%, 1/15/2026	818,000	795,789
Florida Power & Light Co., FLR, 0.599% (LIBOR - 3mo. + 0.38%), 7/28/2023	3,100,000	3,100,127
NextEra Energy Capital Holdings, Inc., 2.403%, 9/01/2021	2,062,000	2,087,572
NextEra Energy Capital Holdings, Inc., 2.9%, 4/01/2022	1,411,000	1,454,192
Pacific Gas & Electric Co., 1.75%, 6/16/2022	714,000	715,917
Pacific Gas & Electric Co., FLR, 1.6% (LIBOR - 3mo. + 1.375%), 11/15/2021	3,118,000	3,125,508
Southern California Edison Co.'s First & Refunding Mortgage Bonds, 1.2%, 2/01/2026	750,000	754,909
		$18,472,175
Total Bonds		$537,764,570
Investment Companies – 14.3%
Money Market Funds – 14.3%
MFS Institutional Money Market Portfolio, 0.09% (h)(v)	110,689,162	$110,689,162
Short-Term Obligations (s)(y) – 7.2%
Federal Home Loan Bank, 0.01%, due 2/01/2021	56,258,000	$56,258,000

Other Assets, Less Liabilities – 9.1%		70,307,384
Net Assets – 100.0%		$775,019,116
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $110,689,162 and $594,022,570, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $226,904,898, representing 29.3% of net assets.
(s)	All or a portion of security is held by a wholly-owned subsidiary. See Principles of Consolidation in the notes for details of the wholly-owned subsidiary.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Other.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
MF1 Ltd., 2020-FL3, “B”, FLR, 3.876% (LIBOR - 1mo. + 3.75%), 7/15/2035	6/12/20	$205,000	$209,100
MF1 Ltd., 2020-FL3, “C”, FLR, 4.626% (LIBOR - 1mo. + 4.5%), 7/15/2035	6/12/20	293,000	299,593
Total Restricted Securities			$508,693
% of Net assets			0.1%
The following abbreviations are used in this report and are defined:
BCOMBOTR	Bloomberg Soybean Oil Subindex Total Return, this index is composed of futures contracts on soybean oil.
BCOMCNTR	Bloomberg Corn Subindex Total Return, this index is composed of futures contracts on corn. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMCTTR	Bloomberg Cotton Subindex Total Return, this index is composed of futures contracts on cotton. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMF3T	Bloomberg Commodity Index 3 Month Forward Total Return, this index is composed of longer-dated futures contracts on 19 physical commodities.
BCOMFCT	Bloomberg Feeder Cattle Subindex Total Return, this index is comprised of futures contracts on feeder cattle. It is quoted in USD.
BCOMGCTR	Bloomberg Gold Subindex Total Return, this index is composed of futures contracts on gold.

Portfolio of Investments (unaudited) – continued
BCOMKCTR	Bloomberg Coffee Subindex Total Return, this index is composed of futures contracts on coffee. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMLCTR	Bloomberg Live Cattle Subindex Total Return, this index is composed of futures contracts on live cattle.
BCOMLHTR	Bloomberg Lean Hogs Subindex Total Return, this index is composed of futures contracts on lean hogs. It reflects the return of underlying commodity futures price movements only. It is quoted in USD.
BCOMNGTR	Bloomberg Natural Gas Subindex Total Return, this index is composed of futures contracts on natural gas. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMPBTR	Bloomberg Lead Subindex Total Return, this index is composed of futures contracts on lead. It reflects the return of underlying commodity futures price movements only. It is quoted in USD.
BCOMRBTR	Bloomberg Unleaded Gasoline Subindex Total Return, this index is composed of futures contracts on unleaded gasoline. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMSBTR	Bloomberg Sugar Subindex Total Return, this index is composed of futures contracts on sugar. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMSITR	Bloomberg Silver Subindex Total Return, this index is composed of futures contracts on silver.
BCOMSMT	Bloomberg Soybean Meal Subindex Total Return, this index is composed of futures contracts on soybean meal.
BCOMSYTR	Bloomberg Soybeans Subindex Total Return, this index is composed of futures contracts on soybeans.
BCOMTR	Bloomberg Commodity Index Total Return
BCOMWHTR	Bloomberg Wheat Subindex Total Return, this index is composed of futures contracts on wheat. It reflects the return on fully collateralized futures positions. It is quoted in USD.
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
MLCILPRT	Merrill Lynch International Bloomberg Commodity Index Total Return
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPGCCCTR	S&P GSCI Cocoa Index Total Return
Derivative Contracts at 1/31/21
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
7/15/21	USD	35,500,000	centrally cleared	1.88%/Semi-annually	0.24% FLR (3-Month LIBOR)/Quarterly	$277,336	$—	$277,336
9/19/21	USD	22,400,000	centrally cleared	1.57%/Semi-annually	0.13% FLR (1-Month LIBOR)/Monthly	277,336	—	277,336
						$554,672	$—	$554,672
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Total Return Swaps
2/09/21	USD	7,544,953 (Short)	Morgan Stanley	3 month T-Bill + 0.05%	BCOMFCT (floating rate)	$884	$—	$884
12/09/21	USD	8,406,761 (Short)	Citibank N.A.	3 month T-Bill + 0.04%	BCOMLCTR (floating rate)	889	—	889
2/11/22	USD	4,763,206 (Short)	Goldman Sachs International	3 month T-Bill + 0.05%	BCOMNGTR (floating rate)	419	—	419
2/11/22	USD	7,107,283 (Short)	Merrill Lynch International	3 month T-Bill + 0.05%	BCOMKCTR (floating rate)	591	—	591
2/11/22	USD	9,108,460 (Short)	Morgan Stanley	3 month T-Bill + 0.03%	BCOMPBTR (floating rate)	623	—	623

Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements − continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives − continued
Total Return Swaps − continued
2/18/22	USD	10,731,891 (Short)	Goldman Sachs International	3 month T-Bill + 0.10%	BCOMLHTR (floating rate)	$507	$—	$507
						$3,913	$—	$3,913
Liability Derivatives
Total Return Swaps
2/09/21	USD	19,986,393 (Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.13%	$(3,484)	$—	$(3,484)
2/09/21	USD	19,986,393 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(3,020)	—	(3,020)
2/26/21	USD	8,943,677 (Long)	Morgan Stanley	BCOMWHTR (floating rate)	3 month T-Bill + 0.12%	(1,476)	—	(1,476)
3/31/21	USD	7,833,180 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(1,183)	—	(1,183)
3/31/21	USD	16,071,670 (Long)	Merrill Lynch International	MLCILPRT (a) (floating rate)	3 month T-Bill + 0.20%	(3,670)	—	(3,670)
3/31/21	USD	6,728,625 (Long)	Goldman Sachs International	BCOMGCTR (floating rate)	3 month T-Bill + 0.07%	(906)	—	(906)
3/31/21	USD	16,342,544 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(2,340)	—	(2,340)
4/30/21	USD	67,197,548 (Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(10,151)	—	(10,151)
5/14/21	USD	11,443,747 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(1,639)	—	(1,639)
5/21/21	USD	23,764,419 (Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.13%	(4,144)	—	(4,144)
5/21/21	USD	26,404,909 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(3,990)	—	(3,990)
5/21/21	USD	26,404,909 (Long)	Citibank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.13%	(4,603)	—	(4,603)
5/21/21	USD	13,211,192 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(1,892)	—	(1,892)
7/14/21	USD	95,749,416 (Long)	Merrill Lynch International	MLCILPRT (a) (floating rate)	3 month T-Bill + 0.14%	(17,417)	—	(17,417)
7/16/21	USD	11,973,202 (Long)	JPMorgan Chase Bank N.A.	BCOMCTTR (floating rate)	3 month T-Bill + 0.20%	(2,718)	—	(2,718)
7/30/21	USD	17,431,173 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(2,631)	—	(2,631)
7/30/21	USD	10,127,569 (Long)	Merrill Lynch International	MLCILPRT (a) (floating rate)	3 month T-Bill + 0.14%	(1,842)	—	(1,842)
7/30/21	USD	8,703,143 (Long)	Goldman Sachs International	BCOMSBTR (floating rate)	3 month T-Bill + 0.12%	(1,454)	—	(1,454)
7/30/21	USD	8,859,327 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(1,337)	—	(1,337)
7/30/21	USD	8,677,413 (Long)	Merrill Lynch International	MLCILPRT (a) (floating rate)	3 month T-Bill + 0.14%	(1,579)	—	(1,579)
8/31/21	USD	10,611,850 (Long)	Goldman Sachs International	BCOMSYTR (floating rate)	3 month T-Bill + 0.14%	(1,898)	—	(1,898)
9/17/21	USD	92,973,698 (Long)	Merrill Lynch International	MLCILPRT (a) (floating rate)	3 month T-Bill + 0.13%	(16,193)	—	(16,193)
9/28/21	USD	12,239,446 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(1,753)	—	(1,753)

Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements − continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives − continued
Total Return Swaps − continued
10/29/21	USD	20,355,337 (Long)	Citibank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.11%	$(3,230)	$—	$(3,230)
10/29/21	USD	35,024,733 (Long)	Merrill Lynch International	MLCILPRT (a) (floating rate)	3 month T-Bill + 0.13%	(6,100)	—	(6,100)
10/29/21	USD	19,244,995 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(2,905)	—	(2,905)
10/29/21	USD	56,542,601 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(8,098)	—	(8,098)
10/29/21	USD	12,613,469 (Long)	Merrill Lynch International	BCOMSMT (floating rate)	3 month T-Bill + 0.20%	(2,939)	—	(2,939)
10/29/21	USD	56,542,601 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(8,098)	—	(8,098)
11/19/21	USD	3,327,975 (Long)	Merrill Lynch International	BCOMSITR (floating rate)	3 month T-Bill + 0.085%	(469)	—	(469)
12/09/21	USD	6,725,133 (Long)	Morgan Stanley	BCOMCNTR (floating rate)	3 month T-Bill + 0.08%	(827)	—	(827)
1/28/22	USD	15,612,119 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(2,236)	—	(2,236)
1/28/22	USD	9,086,970 (Long)	JPMorgan Chase Bank N.A.	BCOMRBTR (floating rate)	3 month T-Bill + 0.08%	(1,151)	—	(1,151)
2/18/22	USD	8,795,184 (Long)	Citibank N.A.	SPGCCCTR (floating rate)	3 month T-Bill + 0.15%	(579)	—	(579)
2/18/22	USD	17,954,435 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(911)	—	(911)
2/18/22	USD	6,003,736 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(288)	—	(288)
2/18/22	USD	10,700,485 (Long)	Merrill Lynch International	BCOMBOTR (floating rate)	3 month T-Bill + 0.13%	(588)	—	(588)
						$(129,739)	$—	$(129,739)
At January 31, 2021, the fund had cash collateral of $46,648,421 to cover any collateral or margin obligations for certain derivative contracts.
(a) The Merrill Lynch MLCILPRT Commodity Index, the components of which are not publicly available, seeks to provide exposure to a diversified group of commodities. Through its investment in the swap, the fund has indirect exposure to the following positions that compose the MLCILPRT:
Referenced Commodity Futures Contracts	% of Notional	Notional Amount: $16,071,670*	Notional Amount: $95,749,416*	Notional Amount: $10,127,569*	Notional Amount: $8,677,413*	Notional Amount: $92,973,698*	Notional Amount: $35,024,733*
Long Futures Contracts
Aluminum- May 2021	3.0%	$482,150	$2,872,482	$303,827	$260,322	$2,789,211	$1,050,742
Aluminum- Mar 2021	1.1%	176,788	1,053,244	111,403	95,452	1,022,711	385,272
Brent- May 2021	6.1%	980,372	5,840,714	617,782	529,322	5,671,396	2,136,509
Coffee- May 2021	2.0%	321,433	1,914,988	202,551	173,548	1,859,474	700,495
Coffee- Mar 2021	0.6%	96,430	574,496	60,765	52,064	557,842	210,148
Copper Comex- May 2021	4.2%	675,010	4,021,475	425,358	364,451	3,904,895	1,471,039
Copper Comex- Mar 2021	2.1%	337,505	2,010,738	212,679	182,226	1,952,448	735,519
Corn- May 2021	4.8%	771,440	4,595,972	486,123	416,516	4,462,738	1,681,187
Corn- Mar 2021	1.9%	305,362	1,819,239	192,424	164,871	1,766,500	665,470
Cotton- May 2021	1.1%	176,788	1,053,244	111,403	95,452	1,022,711	385,272
Cotton- Mar 2021	0.4%	64,287	382,998	40,510	34,710	371,895	140,099
Gasoil- May 2021	1.8%	289,290	1,723,489	182,296	156,193	1,673,527	630,445
Gasoil- Mar 2021	0.4%	64,287	382,998	40,510	34,710	371,895	140,099
Gasoline RBOB- May 2021	1.7%	273,218	1,627,740	172,169	147,516	1,580,553	595,420
Gasoline RBOB- Mar 2021	0.5%	80,358	478,747	50,638	43,387	464,868	175,124

Portfolio of Investments (unaudited) – continued
Referenced Commodity Futures Contracts	% of Notional	Notional Amount: $16,071,670*	Notional Amount: $95,749,416*	Notional Amount: $10,127,569*	Notional Amount: $8,677,413*	Notional Amount: $92,973,698*	Notional Amount: $35,024,733*
Gold- Apr 2021	14.0%	2,250,034	13,404,918	1,417,860	1,214,838	13,016,318	4,903,463
Heating Oil- May 2021	1.5%	241,075	1,436,241	151,914	130,161	1,394,605	525,371
Heating Oil- Mar 2021	0.4%	64,287	382,998	40,510	34,710	371,895	140,099
Kansas Wheat- May 2021	1.2%	192,860	1,148,993	121,531	104,129	1,115,684	420,297
Kansas Wheat- Mar 2021	0.5%	80,358	478,747	50,638	43,387	464,868	175,124
Lean Hogs- Apr 2021	1.8%	289,290	1,723,489	182,296	156,193	1,673,527	630,445
Live Cattle- Apr 2021	3.8%	610,723	3,638,478	384,848	329,742	3,533,001	1,330,940
Natural Gas- May 2021	5.8%	932,157	5,553,466	587,399	503,290	5,392,474	2,031,435
Natural Gas- Mar 2021	2.2%	353,577	2,106,487	222,807	190,903	2,045,421	770,544
Nickel- May 2021	2.0%	321,433	1,914,988	202,551	173,548	1,859,474	700,495
Nickel- Mar 2021	0.8%	128,573	765,995	81,021	69,419	743,790	280,198
Silver- May 2021	3.2%	514,293	3,063,981	324,082	277,677	2,975,158	1,120,791
Silver- Mar 2021	1.3%	208,932	1,244,742	131,658	112,806	1,208,658	455,322
Soybean Meal- May 2021	2.7%	433,935	2,585,234	273,444	234,290	2,510,290	945,668
Soybean Meal- Mar 2021	1.1%	176,788	1,053,244	111,403	95,452	1,022,711	385,272
Soybean Oil- May 2021	2.3%	369,648	2,202,237	232,934	199,580	2,138,395	805,569
Soybean Oil- Mar 2021	0.9%	144,645	861,745	91,148	78,097	836,763	315,223
Soybeans- May 2021	4.5%	723,225	4,308,724	455,741	390,484	4,183,816	1,576,113
Soybeans- Mar 2021	1.9%	305,362	1,819,239	192,424	164,871	1,766,500	665,470
Sugar- May 2021	2.1%	337,505	2,010,738	212,679	182,226	1,952,448	735,519
Sugar- Mar 2021	0.8%	128,573	765,995	81,021	69,419	743,790	280,198
Wheat- May 2021	2.2%	353,577	2,106,487	222,807	190,903	2,045,421	770,544
Wheat- Mar 2021	0.9%	144,645	861,745	91,148	78,097	836,763	315,223
WTI- May 2021	5.7%	916,085	5,457,717	577,271	494,613	5,299,501	1,996,410
WTI- Mar 2021	1.6%	257,147	1,531,991	162,041	138,839	1,487,579	560,396
Zinc- May 2021	2.2%	353,577	2,106,487	222,807	190,903	2,045,421	770,544
Zinc- Mar 2021	0.9%	144,648	861,746	91,148	78,096	836,763	315,220
	100.0%	$16,071,670	$95,749,416	$10,127,569	$8,677,413	$92,973,698	$35,024,733
* The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
Principles of Consolidation — The fund gains exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The fund will not invest directly in commodities. The fund may invest up to 25% of its assets (at the time of purchase) in the Subsidiary. The Subsidiary has the same objective, strategies, and restrictions as the fund, except that the Subsidiary gains exposure to the commodities market by investing directly in commodity-linked futures, options, and swaps. The fund also invests directly in debt securities, and the Subsidiary may also invest in debt securities. As of January 31, 2021, the Subsidiary’s net assets were $144,337,254, which represented 18.6% of the fund’s net assets. The fund’s financial statements have been consolidated and include the accounts of the fund and the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as swap agreements. The following is a summary of the levels used as of January 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$99,014,165	$—	$99,014,165
Non - U.S. Sovereign Debt	—	8,058,479	—	8,058,479
Municipal Bonds	—	16,650,301	—	16,650,301
U.S. Corporate Bonds	—	166,826,277	—	166,826,277
Residential Mortgage-Backed Securities	—	12,445,495	—	12,445,495
Commercial Mortgage-Backed Securities	—	33,628,566	—	33,628,566
Asset-Backed Securities (including CDOs)	—	78,510,656	—	78,510,656
Foreign Bonds	—	122,630,631	—	122,630,631
Short-Term Securities	—	56,258,000	—	56,258,000
Mutual Funds	110,689,162	—	—	110,689,162
Total	$110,689,162	$594,022,570	$—	$704,711,732
Other Financial Instruments
Swap Agreements – Assets	$—	$558,585	$—	$558,585
Swap Agreements – Liabilities	—	(129,739)	—	(129,739)
For further information regarding security characteristics, see the Consolidated Portfolio of Investments.
Swap Agreements — During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.
Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Consolidated Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Consolidated Statement of Assets and Liabilities.
For both cleared and uncleared swaps, the periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Consolidated Statement of Operations. Premiums paid or received at the inception of the agreements are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Consolidated Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Consolidated Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Consolidated Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$60,805,580	$138,867,090	$88,983,508	$—	$—	$110,689,162

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$20,258	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.